Financial Instruments - Summary of Liquidity and Financial Indebtedness Excluding Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash and cash equivalents	$ 295,066	$ 129,881
Term deposits	154,868	38,030
Loans and borrowings	(188,309)	(1,031)
Net cash position	$ 261,625	$ 166,880